VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET	VESSELS AND EQUIPMENT, NET

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance as of December 31, 2020	2,726,105	(458,419)	2,267,686
Additions Vessel Acquisitions	640,991	—	640,991
Additions BWTS	2,911	—	2,911
Disposals	(18,746)	4,103	(14,643)
Transfer from newbuildings	116,446	—	116,446
Transfer to held for sale	(27,635)	7,506	(20,129)
Impairment loss	(4,187)	—	(4,187)
Depreciation	—	(108,754)	(108,754)
Balance as of December 31, 2021	3,435,885	(555,564)	2,880,321
Additions BWTS	6,044	—	6,044
Disposals and transfer to Vessels Held for Sale*	(123,524)	30,358	(93,166)
Transfer to Vessels Held for Sale**	(17,627)	5,085	(12,542)
Depreciation	—	(114,872)	(114,872)
Balance as of December 31, 2022	3,300,778	(634,993)	2,665,785
*this line includes vessels sold and delivered to new owners during 2022
**this line includes transfer to Vessels held for sale which are reflected on the balance sheet as of December 31, 2022

As of December 31, 2022, we owned 13 Newcastlemaxes, 35 Capesizes and 27 Panamaxes (as of December 31, 2021: 13 Newcastlemaxes, 35 Capesizes, 31 Panamaxes and two Ultramaxes).

In November 2022, we entered into an agreement to sell two Panamax vessels, Golden Ice and Golden Strength, to an unrelated third party for an aggregate sales price of $30.3 million. Golden Ice was delivered to its new owner in December 2022, at which time we recorded a gain of $2.8 million. Golden Strength was delivered to its new owner in January 2023, and classified as held for sale as of December 31, 2022. We expect to record a gain of approximately $2.7 million in the first quarter of 2023.

In June 2022, we entered into an agreement to sell en-bloc two Ultramax vessels, Golden Cecilie and Golden Cathrine to an unrelated third party for $63.0 million. The vessels were delivered to their new owner in the third quarter of 2022, upon which we recorded a gain of $21.9 million from the sale.

In February 2022, we entered into an agreement to sell en-bloc three older Panamax vessels, Golden Empress, Golden Enterprise and Golden Endeavour to an unrelated third party for $52 million. The vessels were delivered to their new owner in the second quarter of 2022 upon which we recorded a gain of $9.5 million from the sale.

In February 2021, we entered into an agreement to acquire 15 modern dry bulk vessels and three newbuildings for a total consideration of $752 million from affiliates of Hemen, our largest shareholder, whereas $637.5 million related to vessels and $114.5 million related to newbuildings. The Vessel Acquisitions have been accounted for as an asset acquisition rather than a business combination as substantially all the fair value of the gross assets acquired on closing of the Vessel Acquisitions is concentrated in the value of the vessels, being a group of similar identifiable assets. We took delivery of all vessels and newbuildings in the first six months of 2021. In aggregate we capitalized $757.4 million under vessel and equipment related to the 15 vessels and three newbuildings, which includes $752 million consideration, $2.2 million relating to unfavorable contracts (reference to Note 15, "Value of Charter Party Contracts"), $2.1 million for newbuildings predelivery and technical supervision costs (reference to Note 17, "Newbuildings") and various other costs of $1.1 million.

In 2021, we sold a total of three vessels, Golden Endurer, Golden Opportunity and Golden Saguenay. For Golden Endurer and Golden Opportunity, we recorded a total gain of $9.8 million, while for Golden Saguenay we recorded an impairment loss of $4.2 million.

In 2020, we sold one vessel, Golden Shea, and recorded an impairment loss of $0.7 million.

In 2022, we capitalized a total of $6.0 million in relation to the installation of ballast water treatment systems ("BWTS"). In 2021, we capitalized a total of $2.9 million in relation to the installation of BWTS. In 2020, we capitalized in total $1.2 million in relation to the installation of ballast water treatment system and $30.4 million in relation to the completed installation of scrubbers.

Total depreciation expense for own vessels was $114.9 million, $108.8 million and $94.4 million in 2022, 2021 and 2020, respectively. For depreciation expense for finance leases, please refer to Note 18, "Finance Leases."
VESSELS HELD FOR SALE
In November 2022, we entered into an agreement to sell a Panamax vessel, Golden Strength, to an unrelated third party for $15.6 million. The vessel was delivered to its new owner in January 2023 and was classified as held for sale as of December 31, 2022.

There were no vessels held for sale as of December 31, 2021.